Net sales - Disaggregation of Revenue (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 1,792.1	SFr 1,222.1	SFr 724.6
Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		1,222.1	724.6
Europe, Middle East and Africa
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	488.7	378.1	264.3
Europe, Middle East and Africa | Revision of prior period, reclassification, adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		23.8	3.9
Europe | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		354.3	260.4
thereof Switzerland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	46.0	51.5	55.1
thereof Switzerland | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		51.5	55.1
Americas
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,162.2	763.8	417.6
Americas | Revision of prior period, reclassification, adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		25.3	8.1
thereof the United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,082.1	718.5	396.3
North America | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		738.5	409.5
Asia-Pacific
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	141.1	80.2	42.7
Asia-Pacific | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		80.2	42.7
Rest of World | Previously reported
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		49.1	12.0
Rest of World | Revision of prior period, reclassification, adjustment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales		49.1	12.0
Shoes
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,711.4	1,167.5	683.3
Apparel
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	68.9	47.3	36.3
Accessories
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	11.8	7.4	5.0
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	1,120.3	777.0	448.8
Direct-to-Consumer
Disclosure of disaggregation of revenue from contracts with customers [line items]
Net sales	SFr 671.8	SFr 445.1	SFr 275.8